Cover	May 12, 2022
Cover [Abstract]
Entity Registrant Name	TAUTACHROME INC.
Entity Central Index Key	0001389067
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 12, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-2340972
Written Communications	false
Entity File Number	333-141907
Entity Address Address Line 1	1846 E. Innovation Park Drive
Entity Address City Or Town	Oro Valley
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85755
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false